ACCOUNTS PAYABLE AND OTHER - Accounts Payable and Other (Details) $ in Millions		12 Months Ended
	Jun. 06, 2019 USD ($) property	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Current:
Accounts payable		$ 2,919	$ 1,819
Accrued and other liabilities		3,978	3,323
Lease liability		224
Financial liabilities		327	175
Unearned premiums reserve		482	0
Work in progress		1,415	1,637
Provisions and decommissioning liabilities		442	234
Liabilities held for sale		94	9
Total current		9,881	7,197
Non-current:
Accounts payable		116	97
Accrued and other liabilities		1,110	1,022
Lease liability		1,109
Financial liabilities		2,048	184
Unearned premiums reserve		1,143	0
Work in progress		60	71
Provisions and decommissioning liabilities		1,029	520
Total non-current		6,615	1,894
Bank overdrafts		921	581
Lease liabilities		1,333	$ 61
Interest expense on lease liabilities		49
Disclosure of detailed information about business combination [line items]
Net defined benefit liability		835
Current net defined benefit liability		18
Non-current net defined benefit liability		817
Healthscope Limited
Disclosure of detailed information about business combination [line items]
Financial liability recognized for proceeds received from sale and leaseback transaction	$ 1,700	1,704
Current financial liability recognized related to sale and leaseback of hospitals		50
Noncurrent financial liability recognized related to sale and leaseback of hospitals		$ 1,654
Number of wholly owned freehold hospital properties in sale leaseback transaction | property	22
Bottom of range
Disclosure of detailed information about business combination [line items]
Liability risk rate		1.60%	1.90%
Liability inflation rate		2.00%	1.90%
Top of range
Disclosure of detailed information about business combination [line items]
Liability risk rate		8.50%	8.50%
Liability inflation rate		3.00%	3.00%